Offsets	May 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PALISADE BIO, INC.
Form or Filing Type	S-3
File Number	333-263705
Initial Filing Date	Mar. 18, 2022
Fee Offset Claimed	$ 8,603.68
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 92,812,178.25
Termination / Withdrawal Statement	In accordance with Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee of $41,430.00 due under this registration statement by $8,603.68, which represents the portion of the registration fee previously paid with respect to $92,812,178.25 of unsold securities previously registered under the Registration Statement on Form S-3 (File No. 333-263705) filed by the registrant on March 18, 2022, amended on April 26, 2022 and declared effective on April 26, 2022, (the "2022 Shelf Registration Statement"). All offerings under the 2022 Shelf Registration Statement have been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PALISADE BIO, INC.
Form or Filing Type	S-3
File Number	333-263705
Filing Date	Mar. 18, 2022
Fee Paid with Fee Offset Source	$ 9,270.00
Offset Note	In accordance with Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee of $41,430.00 due under this registration statement by $8,603.68, which represents the portion of the registration fee previously paid with respect to $92,812,178.25 of unsold securities previously registered under the Registration Statement on Form S-3 (File No. 333-263705) filed by the registrant on March 18, 2022, amended on April 26, 2022 and declared effective on April 26, 2022, (the "2022 Shelf Registration Statement"). All offerings under the 2022 Shelf Registration Statement have been completed or terminated.